1
Bancroft Fund Ltd.
Schedule of Investments — January 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 78.0%
Airlines  — 2.3%
$ 1,465,000 JetBlue Airways Corp.,
0.500%, 04/01/26(a) ............. $ 1,408,918
1,980,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 2,705,224
4,114,142
Automotive  — 2.6%
3,500,000 Ford Motor Co.,
Zero Coupon, 03/15/26(a) ......... 4,765,578
Business Services  — 6.9%
2,265,000 2U Inc.,
2.250%, 05/01/25 ............... 2,136,966
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,900,000
1,450,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 1,247,181
3,750,000 Perficient Inc.,
0.125%, 11/15/26(a) ............. 3,316,255
Shift4 Payments Inc.
1,500,000 Zero Coupon, 12/15/25(a) ......... 1,513,267
390,000 0.500%, 08/01/27(a) ............. 330,479
1,248,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) ......... 1,153,152
1,075,000 Upwork Inc.,
0.250%, 08/15/26(a) ............. 932,373
12,529,673
Communications Equipment  — 5.3%
2,835,000 InterDigital Inc.,
2.000%, 06/01/24 ............... 3,019,275
2,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,931,334
2,000,000 Lumentum Holdings Inc.,
0.500%, 12/15/26 ............... 2,410,511
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,334,225
9,695,345
Computer Software and Services  — 22.5%
2,500,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,466,250
Blackline Inc.
700,000 0.125%, 08/01/24 ............... 963,345
1,235,000 Zero Coupon, 03/15/26(a) ......... 1,097,856
Coupa Software Inc.
835,000 0.125%, 06/15/25 ............... 931,854
1,260,000 0.375%, 06/15/26 ............... 1,129,214
3,000,000 CSG Systems International Inc.,
4.250%, 03/15/36 ............... 3,073,519
Principal
Amount
Market
Value
$ 1,000,000 Dropbox Inc.,
Zero Coupon, 03/01/28(a) ......... $ 984,000
1,985,000 Everbridge Inc.,
0.125%, 12/15/24 ............... 1,844,251
3,015,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,834,739
1,915,000 Limelight Networks Inc.,
3.500%, 08/01/25 ............... 1,884,565
1,690,000 LivePerson Inc.,
0.750%, 03/01/24 ............... 1,815,286
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 2,349,750
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 2,503,771
2,250,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,693,250
2,090,000 Progress Software Corp.,
1.000%, 04/15/26(a) ............. 2,099,405
PROS Holdings Inc.
500,000 1.000%, 05/15/24 ............... 467,640
1,205,000 2.250%, 09/15/27 ............... 1,191,142
1,500,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,551,569
2,000,000 Splunk Inc.,
1.125%, 09/15/25 ............... 2,247,817
950,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,353,456
2,156,000 Veritone Inc.,
1.750%, 11/15/26(a) ............. 1,702,692
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 2,702,540
1,000,000 Zynga Inc.,
0.250%, 06/01/24 ............... 1,211,029
41,098,940
Consumer Products  — 1.8%
950,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 1,472,296
1,970,000 Cracker Barrel Old Country Store Inc.,
0.625%, 06/15/26(a) ............. 1,876,267
3,348,563
Consumer Services  — 4.3%
950,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... 1,413,125
NCL Corp. Ltd.
1,360,000 5.375%, 08/01/25 ............... 1,948,967
623,000 1.125%, 02/15/27(a) ............. 595,493
Royal Caribbean Cruises Ltd.
395,000 4.250%, 06/15/23 ............... 503,910
620,000 2.875%, 11/15/23 ............... 738,404
620,000 Shopify Inc.,
0.125%, 11/01/25 ............... 663,090

Bancroft Fund Ltd.
Schedule of Investments (Continued) — January 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Consumer Services (Continued)
$ 2,030,000 Stride Inc.,
1.125%, 09/01/27 ............... $ 2,068,220
7,931,209
Diversified Industrial  — 2.1%
750,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 1,606,501
315,000 John Bean Technologies Corp.,
0.250%, 05/15/26(a) ............. 322,480
1,936,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ............. 1,833,871
3,762,852
Energy and Utilities  — 2.0%
2,938,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ............. 2,306,395
1,065,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,300,323
3,606,718
Entertainment  — 2.1%
DISH Network Corp.
1,500,000 Zero Coupon, 12/15/25 ........... 1,470,253
1,000,000 3.375%, 08/15/26 ............... 933,290
1,810,000 fuboTV Inc.,
3.250%, 02/15/26(a) ............. 1,399,539
3,803,082
Financial Services  — 4.5%
Block Inc.
500,000 0.500%, 05/15/23 ............... 823,625
1,000,000 0.125%, 03/01/25 ............... 1,260,229
960,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a) ............. 3,166,822
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 3,034,475
8,285,151
Health Care  — 7.9%
665,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 650,370
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,619,500
1,000,000 Cutera Inc.,
2.250%, 03/15/26(a) ............. 1,319,920
2,000,000 Dexcom Inc.,
0.250%, 11/15/25 ............... 2,136,612
Exact Sciences Corp.
1,830,000 0.375%, 03/15/27 ............... 1,837,795
500,000 0.375%, 03/01/28 ............... 482,674
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 1,913,250
Principal
Amount
Market
Value
$ 940,000 Invacare Corp.,
4.250%, 03/15/26(a) ............. $ 643,397
2,720,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 3,058,881
700,000 Travere Therapeutics Inc.,
2.500%, 09/15/25 ............... 725,550
14,387,949
Materials  — 0.1%
312,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 252,873
Real Estate Investment Trusts  — 1.0%
350,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26(a) ............. 387,975
310,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 338,599
1,110,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,135,970
1,862,544
Security Software  — 5.7%
2,245,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 2,559,055
465,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 514,828
798,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 2,451,624
2,090,000 Verint Systems Inc.,
0.250%, 04/15/26(a) ............. 2,179,620
1,475,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 2,671,647
10,376,774
Semiconductors  — 2.4%
390,000 Camtek Ltd.,
Zero Coupon, 12/01/26(a) ......... 380,968
2,000,000 Impinj Inc.,
1.125%, 05/15/27(a) ............. 2,117,061
500,000 Teradyne Inc.,
1.250%, 12/15/23 ............... 1,853,694
4,351,723
Specialty Chemicals  — 0.5%
1,238,000 Amyris Inc.,
1.500%, 11/15/26(a) ............. 965,077
Telecommunications  — 2.8%
2,020,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,992,730
1,250,000 Infinera Corp.,
2.500%, 03/01/27 ............... 1,691,737

Bancroft Fund Ltd.
Schedule of Investments (Continued) — January 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
$ 1,315,000 PagerDuty Inc.,
1.250%, 07/01/25 ............... $ 1,495,956
5,180,423
Transportation  — 1.2%
1,000,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... 1,429,000
928,000 CryoPort Inc.,
0.750%, 12/01/26(a) ............. 753,072
2,182,072
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 142,500,688
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.9%
Agriculture  — 0.6%
9,000 Bunge Ltd.,
4.875% ...................... 1,169,010
Business Services  — 0.3%
809,253 Amerivon Holdings LLC,
4.000%(b) .................... 436,035
272,728 Amerivon Holdings LLC,  common equity
units
(b) .......................... 16,364
452,399
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 1,621,409
MANDATORY CONVERTIBLE SECURITIES(c)  — 11.3%
Automotive: Parts and Accessories  — 1.4%
16,300 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 2,539,214
Energy and Utilities  — 2.7%
NextEra Energy Inc.
26,675 4.872%, 09/01/22 ............... 1,551,418
25,500 5.279%, 03/01/23 ............... 1,300,245
24,860 6.219%, 09/01/23 ............... 1,277,556
14,800 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 727,716
4,856,935
Equipment and Supplies  — 0.8%
1,000 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,544,200
Shares
Market
Value
Financial Services  — 2.0%
2,375 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... $ 2,368,101
24,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... 1,232,484
3,600,585
Health Care  — 2.4%
24,965 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 2,851,003
39,115 Elanco Animal Health Inc.,
5.000%, 02/01/23 ............... 1,617,014
4,468,017
Semiconductors  — 2.0%
2,015 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... 3,690,714
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 20,699,665
COMMON STOCKS  — 3.2%
Diversified Industrial  — 1.4%
60,000 Colfax Corp.† .................... 2,467,200
Real Estate Investment Trusts  — 1.8%
18,136 Crown Castle International Corp. ....... 3,310,001
TOTAL COMMON STOCKS ......... 5,777,201
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.6%
$ 12,015,000 U.S. Treasury Bills,
0.037% to 0.160%††, 02/03/22 to
06/16/22 ...................... 12,010,596
TOTAL INVESTMENTS — 100.0% ....
(Cost $161,440,818) ............. $ 182,609,559
(a) Securities exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.